FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781
                                   ---------

                              TEMPLETON FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Funds, Inc.

QUARTERLY STATEMENTS OF INVESTMENTS

NOVEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Fund ....................................................    3

Templeton World Fund ......................................................    8

Notes to Statements of Investments ........................................   14

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                                         Quarterly Statements of Investments | 1

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                       This page intentionally left blank.

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN FUND                                       INDUSTRY                       SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 95.7%
    COMMON STOCKS 93.2%
    AUSTRALIA 2.2%
    Alumina Ltd. .............................                Metals & Mining                   19,351,930   $ 96,748,174
    Amcor Ltd. ...............................             Containers & Packaging                7,880,869     46,235,577
    Billabong International Ltd. .............        Textiles, Apparel & Luxury Goods           4,577,050     57,747,725
    Qantas Airways Ltd. ......................                    Airlines                      50,713,189    197,949,932
                                                                                                             ------------
                                                                                                              398,681,408
                                                                                                             ------------
    BERMUDA 3.1%
    ACE Ltd. .................................                   Insurance                       6,319,864    359,221,070
    XL Capital Ltd., A .......................                   Insurance                       2,977,711    211,774,806
                                                                                                             ------------
                                                                                                              570,995,876
                                                                                                             ------------
    BRAZIL 1.0%
    Companhia de Saneamento Basico do
      Estado de Sao Paulo ....................                Water Utilities                  940,240,850    113,350,049
    Contax Participacoes SA, ADR .............         Commercial Services & Supplies            6,861,122      6,052,999
    Tele Norte Leste Participacoes SA ........     Diversified Telecommunication Services        1,789,970     57,212,898
                                                                                                             ------------
                                                                                                              176,615,946
                                                                                                             ------------
    CHINA 2.1%
    China Mobile Ltd. ........................      Wireless Telecommunication Services          7,105,093     59,738,519
    China Shenhua Energy Co. Ltd., H .........          Oil, Gas & Consumable Fuels             90,534,714    175,053,140
    China Telecom Corp. Ltd., H ..............     Diversified Telecommunication Services      307,835,042    141,679,828
    Guangdong Electric Power Development
      Co. Ltd., B ............................  Independent Power Producers & Energy Traders        10,859          6,813
                                                                                                             ------------
                                                                                                              376,478,300
                                                                                                             ------------
    DENMARK 0.9%
  a Vestas Wind Systems AS ...................              Electrical Equipment                 4,197,261    161,976,526
                                                                                                             ------------
    FINLAND 1.6%
    UPM-Kymmene OYJ ..........................            Paper & Forest Products               11,437,285    284,719,983
                                                                                                             ------------
    FRANCE 5.5%
    Eutelsat Communications ..................                     Media                         6,362,598    131,346,274
    France Telecom SA ........................     Diversified Telecommunication Services       10,674,343    277,034,835
    Sanofi-Aventis ...........................                Pharmaceuticals                    4,994,497    438,472,581
    Societe BIC SA ...........................         Commercial Services & Supplies              778,359     53,079,196
    Vinci SA .................................           Construction & Engineering                746,934     93,811,638
                                                                                                             ------------
                                                                                                              993,744,524
                                                                                                             ------------
    GERMANY 4.2%
    Celesio AG ...............................        Health Care Providers & Services           1,475,388     75,390,770
    Deutsche Post AG .........................            Air Freight & Logistics                5,455,505    162,537,896
  a Infineon Technologies AG .................    Semiconductors & Semiconductor Equipment       9,615,960    124,910,461
    Siemens AG ...............................            Industrial Conglomerates               3,239,925    308,890,541
    TUI AG ...................................         Hotels, Restaurants & Leisure             4,197,870     88,770,989
                                                                                                             ------------
                                                                                                              760,500,657
                                                                                                             ------------
    GUERNSEY ISLANDS 1.7%
a,b KKR Private Equity Investors LP, Reg S ...         Diversified Financial Services           14,356,830    312,978,894
                                                                                                             ------------


                                         Quarterly Statements of Investments | 3

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                 INDUSTRY                   SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   COMMON STOCKS (CONTINUED)
   HONG KONG 6.9%
   Cheung Kong (Holdings) Ltd. ..........                Real Estate                 49,306,459   $  582,540,684
   Hang Lung Group Ltd. .................                Real Estate                 37,377,522       95,048,163
   Hong Kong Electric Holdings Ltd. .....             Electric Utilities             26,308,873      124,129,568
   Hutchison Whampoa Ltd. ...............          Industrial Conglomerates          30,502,257      286,652,866
   MTR Corp. Ltd. .......................                Road & Rail                 37,463,901       93,148,615
   Yue Yuen Industrial Holdings Ltd. ....      Textiles, Apparel & Luxury Goods      19,809,744       62,649,976
                                                                                                  --------------
                                                                                                   1,244,169,872
                                                                                                  --------------
   INDIA 2.9%
   Gail India Ltd. ......................               Gas Utilities                19,954,680      119,526,743
 c Gail India Ltd., GDR, 144A ...........               Gas Utilities                    31,782        1,142,228
   Hindustan Petroleum Corp. Ltd. .......        Oil, Gas & Consumable Fuels         11,392,800       71,894,699
   Indian Oil Corp. Ltd. ................        Oil, Gas & Consumable Fuels          4,321,619       43,051,465
   Reliance Industries Ltd. .............        Oil, Gas & Consumable Fuels         10,524,413      293,786,865
                                                                                                  --------------
                                                                                                     529,402,000
                                                                                                  --------------
   ISRAEL 1.2%
 a Check Point Software Technologies Ltd.                  Software                   9,875,022      226,138,004
                                                                                                  --------------
   ITALY 3.0%
   Eni SpA ..............................        Oil, Gas & Consumable Fuels          8,195,030      268,247,801
   UniCredito Italiano SpA ..............              Commercial Banks              32,513,710      280,705,731
                                                                                                  --------------
                                                                                                     548,953,532
                                                                                                  --------------
   JAPAN 11.5%
   East Japan Railway Co. ...............                Road & Rail                      3,147       22,072,765
   Hitachi Ltd. .........................     Electronic Equipment & Instruments     10,179,585       60,495,418
 a Konica Minolta Holdings Ltd. .........             Office Electronics              7,874,668      114,273,493
   Makita Corp. .........................             Household Durables              3,756,592      108,378,831
   Mitsubishi UFJ Financial Group Inc. ..              Commercial Banks                  32,178      411,362,529
   NEC Corp. ............................          Computers & Peripherals            2,222,004       10,613,874
   Nomura Holdings Inc. .................              Capital Markets                8,702,592      152,597,925
   Shinsei Bank Ltd. ....................              Commercial Banks              33,873,383      200,718,154
 c Shinsei Bank Ltd., 144A ..............              Commercial Banks               2,439,641       14,456,195
   Sompo Japan Insurance Inc. ...........                 Insurance                  12,865,376      163,914,914
   Sumitomo Mitsui Financial Group Inc. .              Commercial Banks                  54,824      577,742,766
   Takeda Pharmaceutical Co. Ltd. .......              Pharmaceuticals                3,713,444      242,494,918
                                                                                                  --------------
                                                                                                   2,079,121,782
                                                                                                  --------------
   MEXICO 0.6%
   Telefonos de Mexico SA de CV, L, ADR .   Diversified Telecommunication Services    4,131,619      107,835,256
                                                                                                  --------------
   NETHERLANDS 2.8%
   ING Groep NV .........................       Diversified Financial Services        9,125,835      388,983,111
   Reed Elsevier NV .....................                   Media                     7,192,917      121,151,645
                                                                                                  --------------
                                                                                                     510,134,756
                                                                                                  --------------
   NORWAY 0.6%
   Telenor ASA ..........................   Diversified Telecommunication Services    5,831,806      100,091,452
                                                                                                  --------------


4 | Quarterly Statements of Investments

Templeton Funds, Inc.

------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN FUND                                    INDUSTRY                    SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  PHILIPPINES 0.6%
  Ayala Land Inc. .......................                 Real Estate                  99,469,770   $   29,117,022
  Philippine Long Distance Telephone Co.      Wireless Telecommunication Services       1,508,170       74,898,520
  Philippine Long Distance Telephone Co.,
   ADR ..................................     Wireless Telecommunication Services          11,909          584,851
                                                                                                    --------------
                                                                                                       104,600,393
                                                                                                    --------------
  RUSSIA 1.5%
  Mobile Telesystems, ADR ...............     Wireless Telecommunication Services       5,817,058      279,800,490
c Novolipetsk Steel, GDR, 144A ..........               Metals & Mining                    41,348          955,139
                                                                                                    --------------
                                                                                                       280,755,629
                                                                                                    --------------
  SINGAPORE 1.5%
a Flextronics International Ltd. ........      Electronic Equipment & Instruments      10,263,820      115,467,975
  Singapore Telecommunications Ltd. .....    Diversified Telecommunication Services    47,901,000       89,624,739
  Venture Corp. Ltd. ....................      Electronic Equipment & Instruments       8,250,633       73,970,268
                                                                                                    --------------
                                                                                                       279,062,982
                                                                                                    --------------
  SOUTH AFRICA 1.2%
  Old Mutual PLC ........................                  Insurance                   69,244,117      225,930,583
                                                                                                    --------------
  SOUTH KOREA 6.3%
  Hana Financial Group Inc. .............               Commercial Banks                5,300,464      270,911,971
  Kookmin Bank ..........................               Commercial Banks                1,699,910      132,429,638
  KT Corp., ADR .........................    Diversified Telecommunication Services     4,753,831      120,747,307
  POSCO .................................               Metals & Mining                   375,270      117,909,119
  Samsung Electronics Co. Ltd. ..........   Semiconductors & Semiconductor Equipment      493,974      339,113,802
  Shinhan Financial Group Co. Ltd. ......               Commercial Banks                3,337,030      162,479,806
                                                                                                    --------------
                                                                                                     1,143,591,643
                                                                                                    --------------
  SPAIN 3.0%
 c Gamesa Corp. Tecnologica SA, 144A ....             Electrical Equipment              9,329,770      245,597,801
  Repsol YPF SA .........................         Oil, Gas & Consumable Fuels           3,058,749      109,761,564
  Telefonica SA .........................    Diversified Telecommunication Services     9,275,210      187,788,241
                                                                                                    --------------
                                                                                                       543,147,606
                                                                                                    --------------
  SWEDEN 0.9%
a Husqvarna AB, B .......................              Household Durables               4,992,742       68,145,127
  Securitas AB, B .......................        Commercial Services & Supplies         5,593,146       76,748,179
a Securitas Systems AB, B ...............        Commercial Services & Supplies         5,593,146       20,656,690
                                                                                                    --------------
                                                                                                       165,549,996
                                                                                                    --------------
  SWITZERLAND 1.2%
  Ciba Specialty Chemicals AG ...........                  Chemicals                    2,557,500      166,438,613
  Lonza Group AG ........................                  Chemicals                      695,817       58,112,955
                                                                                                    --------------
                                                                                                       224,551,568
                                                                                                    --------------


                                         Quarterly Statements of Investments | 5

Templeton Funds, Inc.

---------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN FUND                               INDUSTRY                    SHARES             VALUE
---------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  TAIWAN 4.3%
  Chunghwa Telecom Co. Ltd., ADR ...    Diversified Telecommunication Services     10,367,274   $   196,978,204
d Compal Electronics Inc. ..........           Computers & Peripherals            200,758,437       184,369,994
  Lite-On Technology Corp. .........           Computers & Peripherals            113,950,841       147,811,929
  Mega Financial Holding Co. Ltd. ..               Commercial Banks               168,795,000       127,875,001
  Taiwan Semiconductor Manufacturing
    Co. Ltd. .......................   Semiconductors & Semiconductor Equipment    58,056,496       117,585,049
                                                                                                ---------------
                                                                                                    774,620,177
                                                                                                ---------------
  THAILAND 0.0%e
  Advanced Info Service Public Co. .
    Ltd., fgn ......................     Wireless Telecommunication Services        1,389,000         3,231,132
                                                                                                ---------------
  UNITED KINGDOM 20.9%
  Alliance Boots PLC ...............           Food & Staples Retailing            11,510,038       179,178,540
  Amvescap PLC .....................               Capital Markets                 26,386,011       285,246,604
  Aviva PLC ........................                  Insurance                     9,492,271       146,928,060
  BP PLC ...........................         Oil, Gas & Consumable Fuels           23,940,783       270,106,040
a British Energy Group PLC .........              Electric Utilities               13,734,752       124,993,050
  British Sky Broadcasting Group PLC                    Media                      38,142,700       396,223,726
  Burberry Group PLC ...............       Textiles, Apparel & Luxury Goods         9,602,235       113,619,500
  Centrica PLC .....................               Multi-Utilities                 26,732,570       173,789,934
  Compass Group PLC ................        Hotels, Restaurants & Leisure          33,308,392       187,896,901
  Electrocomponents PLC ............      Electronic Equipment & Instruments       18,659,023       103,149,110
  GlaxoSmithKline PLC ..............               Pharmaceuticals                 16,417,308       435,954,684
  Kingfisher PLC ...................               Specialty Retail                21,082,114       100,694,207
  Pearson PLC ......................                    Media                      20,027,289       295,431,579
  Reed Elsevier PLC ................                    Media                       5,959,496        65,128,095
a Rolls-Royce Group PLC, B .........             Aerospace & Defense                8,024,822            16,010
  Royal Bank of Scotland Group PLC .               Commercial Banks                 5,038,808       182,432,198
  Royal Dutch Shell PLC, A .........         Oil, Gas & Consumable Fuels            4,470,826       157,828,369
  Royal Dutch Shell PLC, B .........         Oil, Gas & Consumable Fuels            6,900,096       246,430,305
  Smiths Group PLC .................           Industrial Conglomerates             5,446,707        97,261,956
  Vodafone Group PLC ...............     Wireless Telecommunication Services       85,669,511       226,481,444
  William Morrison Supermarkets PLC            Food & Staples Retailing                86,488           441,141
                                                                                                ---------------
                                                                                                  3,789,231,453
                                                                                                ---------------
  TOTAL COMMON STOCKS
    (COST $12,224,133,699) .........                                                             16,916,811,930
                                                                                                ---------------


6 | Quarterly Statements of Investments

Templeton Funds, Inc.

-----------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN FUND                                           INDUSTRY                     SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  PREFERRED STOCKS 2.2%
  BRAZIL 1.7%
  Companhia Vale do Rio Doce, ADR,
   pfd., A ......................................              Metals & Mining                   6,436,782   $    151,586,216
  Tele Norte Leste Participacoes SA, ADR,
   pfd ..........................................   Diversified Telecommunication Services      10,088,730        150,624,739
                                                                                                             ----------------
                                                                                                                  302,210,955
                                                                                                             ----------------
  UNITED STATES 0.5%
  XL Capital Ltd., 6.50%, cvt. pfd ..............                 Insurance                      3,775,444         87,590,301
                                                                                                             ----------------
  TOTAL PREFERRED STOCKS
   (COST $261,421,185) ..........................                                                                 389,801,256
                                                                                                             ----------------

                                                                                             ------------
                                                                                               PRINCIPAL
                                                                                                 AMOUNT
                                                                                             ------------
  BONDS & NOTES (COST $46,724,296) 0.3%
  UNITED STATES 0.3%
  Federal Home Loan Mortgage Corp.,
   5.50%, 12/01/35 ..............................                                            $  47,405,754         47,286,524
                                                                                                             ----------------
  TOTAL LONG TERM INVESTMENTS
   (COST $12,532,279,180) .......................                                                              17,353,899,710
                                                                                                             ----------------
  SHORT TERM INVESTMENTS (COST $798,081,049) 4.4%
  GOVERNMENT AND AGENCY SECURITIES 4.4%
  UNITED STATES 4.4%
f U.S. Treasury Bills, 12/07/06 - 4/19/07 .......                                              803,298,000        798,076,561
                                                                                                             ----------------
  TOTAL INVESTMENTS
   (COST $13,330,360,229) 100.1% ................                                                              18,151,976,271
  OTHER ASSETS, LESS LIABILITIES (0.1)% .........                                                                  (9,478,015)
                                                                                                             ----------------
  NET ASSETS 100.0% .............................                                                            $ 18,142,498,256
                                                                                                             ================

See Selected Portfolio Abbreviations on Page 13.

a     Non-income producing for the twelve months ended November 30, 2006.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2006, the value of this security was $312,978,894, representing 1.73% of net assets.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2006, the aggregate value of these securities was $262,151,363, representing 1.44% of net assets.

d     See Note 2 regarding holdings of 5% voting securities.

e     Rounds to less than 0.1% of net assets.

f     The security is traded on a discount basis with no stated coupon rate.

                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------
    TEMPLETON WORLD FUND                                    INDUSTRY                    SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 93.4%
    COMMON STOCKS 91.2%
    AUSTRALIA 1.0%
    Qantas Airways Ltd. ..................                   Airlines                   24,531,898   $ 95,755,910
                                                                                                     ------------
    BERMUDA 2.5%
    ACE Ltd. .............................                  Insurance                    2,748,900    156,247,476
    XL Capital Ltd., A ...................                  Insurance                    1,230,052     87,481,298
                                                                                                     ------------
                                                                                                      243,728,774
                                                                                                     ------------
    CHINA 0.3%
    China Mobile Ltd. ....................     Wireless Telecommunication Services       3,410,800     28,677,477
                                                                                                     ------------
    FINLAND 1.4%
    UPM-Kymmene OYJ ......................           Paper & Forest Products             5,421,310    134,958,191
                                                                                                     ------------
    FRANCE 3.5%
    France Telecom SA ....................    Diversified Telecommunication Services     4,961,280    128,761,778
    Sanofi-Aventis .......................               Pharmaceuticals                 1,968,311    172,800,265
    Societe BIC SA .......................        Commercial Services & Supplies           621,001     42,348,369
                                                                                                     ------------
                                                                                                      343,910,412
                                                                                                     ------------
    GERMANY 3.2%
    Deutsche Post AG .....................           Air Freight & Logistics             3,158,400     94,099,389
  a Infineon Technologies AG .............   Semiconductors & Semiconductor Equipment    4,775,870     62,038,124
    Siemens AG ...........................           Industrial Conglomerates            1,183,870    112,868,738
    TUI AG ...............................        Hotels, Restaurants & Leisure          2,197,080     46,460,935
                                                                                                     ------------
                                                                                                      315,467,186
                                                                                                     ------------
    GUERNSEY ISLANDS 1.5%
a,b KKR Private Equity Investors LP, Reg S        Diversified Financial Services         6,833,380    148,967,684
                                                                                                     ------------
    HONG KONG 5.3%
    Cheung Kong (Holdings) Ltd. ..........                 Real Estate                  29,755,451    351,551,523
    Hutchison Whampoa Ltd. ...............           Industrial Conglomerates           13,935,060    130,958,338
    New World Development Co. Ltd. .......                 Real Estate                  17,382,443     31,777,326
                                                                                                     ------------
                                                                                                      514,287,187
                                                                                                     ------------
    INDIA 1.4%
    Indian Oil Corp. Ltd. ................         Oil, Gas & Consumable Fuels             891,949      8,885,492
    Reliance Industries Ltd. .............         Oil, Gas & Consumable Fuels           4,572,880    127,651,022
                                                                                                     ------------
                                                                                                      136,536,514
                                                                                                     ------------
    ISRAEL 1.1%
  a Check Point Software Technologies Ltd.                   Software                    4,502,950    103,117,555
                                                                                                     ------------
    ITALY 0.8%
    Eni SpA ..............................         Oil, Gas & Consumable Fuels           2,541,076     83,177,005
                                                                                                     ------------
    JAPAN 7.7%
  a Konica Minolta Holdings Ltd. .........              Office Electronics               3,733,000     54,171,547
    Mitsubishi UFJ Financial Group Inc. ..               Commercial Banks                   14,695    187,860,413
    Nomura Holdings Inc. .................               Capital Markets                 4,001,300     70,161,864
    Olympus Corp. ........................       Health Care Equipment & Supplies          773,000     24,237,626
    Sompo Japan Insurance Inc. ...........                  Insurance                    9,348,000    119,100,803
    Sumitomo Mitsui Financial Group Inc. .               Commercial Banks                   20,423    215,220,351
    Takeda Pharmaceutical Co. Ltd. .......               Pharmaceuticals                 1,241,800     81,091,889
                                                                                                     ------------
                                                                                                      751,844,493
                                                                                                     ------------

8| Quarterly Statements of Investments

Templeton Funds, Inc.

-----------------------------------------------------------------------------------------------------------
  TEMPLETON WORLD FUND                               INDUSTRY                      SHARES         VALUE
-----------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  NETHERLANDS 1.7%
  Koninklijke Philips Electronics NV              Household Durables               2,902,435   $107,957,146
  Reed Elsevier NV .................                    Media                      3,323,945     55,985,827
                                                                                               ------------
                                                                                                163,942,973
                                                                                               ------------
  NORWAY 0.9%
  Norske Skogindustrier ASA ........           Paper & Forest Products             1,963,130     32,657,766
  Telenor ASA ......................    Diversified Telecommunication Services     3,050,480     52,355,475
                                                                                               ------------
                                                                                                 85,013,241
                                                                                               ------------
  PHILIPPINES 0.2%
  Ayala Land Inc. ..................                 Real Estate                  78,408,000     22,951,772
                                                                                               ------------
  SINGAPORE 0.8%
a Flextronics International Ltd. ...      Electronic Equipment & Instruments         615,177      6,920,741
  Singapore Telecommunications Ltd.     Diversified Telecommunication Services    12,522,000     23,429,177
  Venture Corp. Ltd. ...............      Electronic Equipment & Instruments       4,829,000     43,293,942
                                                                                               ------------
                                                                                                 73,643,860
                                                                                               ------------
  SOUTH AFRICA 1.0%
  Old Mutual PLC ...................                  Insurance                   30,316,760     98,917,909
                                                                                               ------------
  SOUTH KOREA 3.6%
  Hana Financial Group Inc. ........               Commercial Banks                  972,111     49,685,557
  Kookmin Bank .....................               Commercial Banks                  533,593     41,568,982
  KT Corp., ADR ....................    Diversified Telecommunication Services     2,120,300     53,855,620
  Samsung Electronics Co. Ltd. .....   Semiconductors & Semiconductor Equipment      229,519    157,565,096
  Shinhan Financial Group Co. Ltd. .               Commercial Banks                  948,860     46,199,941
                                                                                               ------------
                                                                                                348,875,196
                                                                                               ------------
  SPAIN 1.5%
  Repsol YPF SA ....................         Oil, Gas & Consumable Fuels           1,578,190     56,632,500
  Telefonica SA ....................    Diversified Telecommunication Services     4,350,130     88,073,829
                                                                                               ------------
                                                                                                144,706,329
                                                                                               ------------
  SWITZERLAND 0.9%
  Ciba Specialty Chemicals AG ......                  Chemicals                    1,386,100     90,205,498
                                                                                               ------------
  TAIWAN 3.1%
  Chunghwa Telecom Co. Ltd., ADR ...    Diversified Telecommunication Services     3,494,316     66,392,004
  Compal Electronics Inc. ..........           Computers & Peripherals            63,811,676     58,602,560
  Lite-On Technology Corp. .........           Computers & Peripherals            49,715,244     64,488,389
  Mega Financial Holding Co. Ltd. ..               Commercial Banks               73,723,000     55,850,757
  Taiwan Semiconductor Manufacturing
   Co. Ltd. ........................   Semiconductors & Semiconductor Equipment   29,245,929     59,233,406
                                                                                               ------------
                                                                                                304,567,116
                                                                                               ------------
  UNITED KINGDOM 14.7%
  Alliance Boots PLC ...............           Food & Staples Retailing            2,541,265     39,560,265
  Amvescap PLC .....................               Capital Markets                 8,386,999     90,667,854
  Aviva PLC ........................                  Insurance                    3,261,146     50,478,316
  BAE Systems PLC ..................             Aerospace & Defense              11,670,208     88,771,512
  BP PLC ...........................         Oil, Gas & Consumable Fuels          12,441,332    140,366,291
  British Sky Broadcasting Group PLC                    Media                     13,616,337    141,445,566


                                         Quarterly Statements of Investments | 9

Templeton Funds, Inc.

-------------------------------------------------------------------------------------------------------
  TEMPLETON WORLD FUND                             INDUSTRY                  SHARES          VALUE
-------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  UNITED KINGDOM (CONTINUED)
  Centrica PLC ....................             Multi-Utilities             12,162,090   $   79,066,428
  Compass Group PLC ...............      Hotels, Restaurants & Leisure      14,996,071       84,594,755
  GlaxoSmithKline PLC .............             Pharmaceuticals              6,999,957      185,880,904
  Pearson PLC .....................                  Media                   9,399,292      138,653,198
  Reed Elsevier PLC ...............                  Media                   1,986,500       21,709,380
  Royal Dutch Shell PLC, A ........       Oil, Gas & Consumable Fuels        2,065,346       72,910,507
  Royal Dutch Shell PLC, B ........       Oil, Gas & Consumable Fuels        3,316,002      118,427,828
  Vodafone Group PLC ..............   Wireless Telecommunication Services   36,266,598       95,876,717
  William Morrison Supermarkets PLC        Food & Staples Retailing         17,554,688       89,539,472
                                                                                         --------------
                                                                                          1,437,948,993
                                                                                         --------------
  UNITED STATES 33.1%
  Abbott Laboratories .............             Pharmaceuticals                860,100       40,132,266
  Accenture Ltd., A ...............               IT Services                3,329,760      112,212,912
  American International Group Inc.                Insurance                 1,038,600       73,034,352
a Avaya Inc. ......................        Communications Equipment          6,891,530       88,073,753
a Cadence Design Systems Inc. .....                Software                  6,118,800      112,463,544
  Chevron Corp. ...................       Oil, Gas & Consumable Fuels        1,684,970      121,857,030
a Chico's FAS Inc. ................            Specialty Retail              2,012,090       47,787,138
  CIGNA Corp. .....................    Health Care Providers & Services        571,710       72,064,046
a Comcast Corp., A ................                  Media                   3,740,320      150,660,090
a Convergys Corp. .................               IT Services                3,164,370       76,324,604
  D.R. Horton Inc. ................           Household Durables             1,083,510       28,864,706
a The DIRECTV Group Inc. ..........                  Media                   6,521,970      148,374,818
a EchoStar Communications Corp., A                   Media                   3,412,800      122,894,928
a Expedia Inc. ....................        Internet & Catalog Retail           719,100       13,066,047
  Fannie Mae ......................       Thrifts & Mortgage Finance         1,604,918       91,528,474
  The Gap Inc. ....................            Specialty Retail              2,720,010       50,918,587
  General Electric Co. ............        Industrial Conglomerates          1,995,190       70,390,303
a Interpublic Group of Cos. Inc. ..                  Media                      29,742          356,012
  JPMorgan Chase & Co. ............     Diversified Financial Services       3,022,290      139,871,581
  Merck & Co. Inc. ................             Pharmaceuticals              2,939,080      130,818,451
  Merrill Lynch & Co. Inc. ........             Capital Markets              1,065,038       93,116,272
  Microsoft Corp. .................                Software                  9,382,420      275,186,379
  News Corp., A ...................                  Media                  11,369,320      234,207,992
a Oracle Corp. ....................                Software                  6,656,470      126,672,624
  Pfizer Inc. .....................             Pharmaceuticals              3,514,890       96,624,326
  Pitney Bowes Inc. ...............     Commercial Services & Supplies       1,033,730       47,644,616
  R. R. Donnelley & Sons Co. ......     Commercial Services & Supplies       3,604,020      127,113,785
a Reliant Energy Inc. .............           Electric Utilities             2,995,810       40,203,770
  TECO Energy Inc. ................             Multi-Utilities              2,301,100       39,095,689
a Tellabs Inc. ....................        Communications Equipment          5,596,210       56,185,948
a Tenet Healthcare Corp. ..........    Health Care Providers & Services     15,175,520      107,594,437
  Time Warner Inc. ................                  Media                   6,856,040      138,080,646
  Torchmark Corp. .................                Insurance                 1,557,920       98,491,702
a Viacom Inc., B ..................                  Media                     131,780        4,943,068
  Willis Group Holdings Ltd. ......                Insurance                 1,422,700       57,277,902
                                                                                         --------------
                                                                                          3,234,132,798
                                                                                         --------------


10 | Quarterly Statements of Investments

Templeton Funds, Inc.

--------------------------------------------------------------------------------------------------------------------
 TEMPLETON WORLD FUND                                 INDUSTRY                        SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
 LONG TERM INVESTMENTS (CONTINUED)
 COMMON STOCKS (CONTINUED)
 TOTAL COMMON STOCKS
  (COST $6,601,724,362) ...........                                                                   $8,905,334,073
                                                                                                      --------------
 PREFERRED STOCKS 1.6%
 BRAZIL 0.3%
 Companhia Vale do Rio Doce, ADR,
  pfd., A .........................               Metals & Mining                     1,263,000           29,743,650
                                                                                                      --------------
 SOUTH KOREA 0.9%
 Samsung Electronics Co. Ltd., pfd.   Semiconductors & Semiconductor Equipment          154,200           82,878,248
                                                                                                      --------------
 UNITED STATES 0.4%
 XL Capital Ltd., 6.50%, cvt. pfd..                  Insurance                        1,706,700           39,595,440
                                                                                                      --------------
 TOTAL PREFERRED STOCKS
  (COST $63,225,257) ..............                                                                      152,217,338
                                                                                                      --------------

                                                                                   ----------
                                                                                    PRINCIPAL
                                                                                     AMOUNT c
                                                                                   ----------
 BONDS & NOTES 0.6%
 AUSTRALIA 0.1%
 New South Wales Treasury Corp.,
  8.00%, 3/01/08 ..................                                                  17,170,000 AUD       13,817,774
                                                                                                      --------------
 CANADA 0.1%
 Government of Canada,
    3.25%, 12/01/06 ...............                                                   5,150,000 CAD        4,510,422
    6.00%, 6/01/11 ................                                                   8,030,000 CAD        7,662,292
                                                                                                      --------------
                                                                                                          12,172,714
                                                                                                      --------------
 SINGAPORE 0.1%
 Government of Singapore, 1.75%,
  2/01/07 .........................                                                   7,300,000 SGD        4,732,472
                                                                                                      --------------
 SWEDEN 0.1%
 Government of Sweden, 5.50%,
  10/08/12 ........................                                                  48,680,000 SEK        7,811,796
                                                                                                      --------------
 UNITED STATES 0.2%
 Federal Home Loan Mortgage Corp.,
  5.50%, 12/01/35 .................                                                  22,994,790           22,936,956
                                                                                                      --------------
 TOTAL BONDS & NOTES
  (COST $52,082,329) ..............                                                                       61,471,712
                                                                                                      --------------
 TOTAL LONG TERM INVESTMENTS
  (COST $6,717,031,948) ...........                                                                    9,119,023,123
                                                                                                      --------------


                                        Quarterly Statements of Investments | 11

Templeton Funds, Inc.

-----------------------------------------------------------------------------------------
                                                            PRINCIPAL
  TEMPLETON WORLD FUND                                       AMOUNT c           VALUE
-----------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 6.5%
  TIME DEPOSITS 1.2%
  IRELAND 0.4%
  Bank of Scotland, Time Deposit, 3.50%,
    1/03/07 ...........................................    30,000,000EUR   $   39,724,497
                                                                           --------------
  UNITED KINGDOM 0.8%
  Barclays Bank PLC, Time Deposit, 3.32%,
    12/01/06 ..........................................    60,100,000EUR       79,581,410
                                                                           --------------
  TOTAL TIME DEPOSITS
    (COST $117,462,973) ...............................                       119,305,907
                                                                           --------------
  GOVERNMENT AND AGENCY SECURITIES 5.3%
  SWEDEN 0.1%
d Swedish Treasury Bill, 12/20/06 .....................    35,600,000SEK        5,190,399
                                                                           --------------
  UNITED STATES 5.2%
d Federal Farm Credit Bank, 3/06/07 ..................    50,000,000          49,329,050
d Federal Home Loan Bank,
    12/01/06 - 1/31/07 ................................   205,790,000         205,442,640
d Federal Home Loan Mortgage Corp.,
    12/27/06 - 8/03/07 ................................   207,225,000         204,005,855
d Federal National Mortgage Association,
    1/19/07 - 3/22/07 .................................    52,670,000          51,867,424
                                                                           --------------
                                                                              510,644,969
                                                                           --------------
  TOTAL GOVERNMENT AND AGENCY SECURITIES
    (COST $515,100,034) ...............................                       515,835,368
                                                                           --------------
  TOTAL SHORT TERM INVESTMENTS
    (COST $632,563,007) ...............................                       635,141,275
                                                                           --------------
  TOTAL INVESTMENTS
    (COST $7,349,594,955) 99.9% .......................                     9,754,164,398
  OTHER ASSETS, LESS LIABILITIES 0.1% .................                         5,857,386
                                                                           --------------
  NET ASSETS 100.0% ...................................                    $9,760,021,784
                                                                           ==============

See Currency and Selected Portfolio Abbreviations on Page 13.

a     Non-income producing for the twelve months ended November 30, 2006.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2006, the value of this security was $148,967,684, representing 1.53% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d     The security is traded on a discount basis with no stated coupon rate.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Funds, Inc.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD  -   Australian Dollar

CAD  -   Canadian Dollar

EUR  -   Euro

SEK  -   Swedish Krona

SGD  -   Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR  -   American Depository Receipt

GDR  -   Global Depository Receipt


                                        Quarterly Statements of Investments | 13

Templeton Funds, Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Templeton Funds, Inc. is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two series (the Funds).

1. INCOME TAXES

At November 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                             ------------------------------------
                                                TEMPLETON           TEMPLETON
                                                 FOREIGN              WORLD
                                                   FUND                FUND
                                             ------------------------------------
Cost of investments                          $ 13,339,742,205    $  7,357,908,916
                                             ====================================

Unrealized appreciation ..................   $  4,901,033,166    $  2,476,182,805
Unrealized depreciation ..................        (88,799,100)        (79,927,323)
                                             ------------------------------------
Net unrealized appreciation (depreciation)   $  4,812,234,066    $  2,396,255,482
                                             ====================================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Foreign Fund for the three months ended November 30, 2006 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                          NUMBER OF SHARES                              NUMBER OF SHARES     VALUE AT                   REALIZED
                          HELD AT BEGINNING     GROSS        GROSS         HELD AT END        END OF      INVESTMENT     CAPITAL
NAME OF ISSUER                 OF YEAR        ADDITIONS   REDUCTIONS        OF PERIOD         PERIOD        INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED
AFFILIATES
Compal Electronics Inc.      200,758,437         --           --           200,758,437     $184,369,994      $  --        $    --
                                                                                           ========================================

TOTAL AFFILIATED SECURITIES (1.02% of Net Assets)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


14 | Quarterly Statements of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 25, 2007



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 25, 2007